Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2025 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2025 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 658
3 Years	834
5 Years	1,024
10 Years	1,575
Fidelity Advisor Freedom 2025 Fund - Class C
Expense Example, No Redemption:
1 Year	164
3 Years	508
5 Years	876
10 Years	1,710
Fidelity Advisor Freedom 2025 Fund - Class M
Expense Example, No Redemption:
1 Year	459
3 Years	691
5 Years	940
10 Years	1,654
Fidelity Advisor Freedom 2025 Fund - Class I
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	762
Fidelity Advisor Freedom 2025 Fund - Class Z
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	$ 665